Prospectus Supplement
John Hancock Variable Insurance Trust
Health Sciences Trust (the fund)
Supplement dated December 10, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
Effective April 1, 2026 (the Effective Date), Jeff Holford will be added as a portfolio manager of the fund. Ziad Bakri will continue as a portfolio manager of the fund, and together with Jeff Holford will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following information is added under the heading “Portfolio management” in the “Fund summary” section for the fund:
Jeff Holford
Vice President
Managed fund since 2026
Also as of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “T. Rowe Price Associates, Inc. (“T. Rowe Price”)” is amended to add Jeff Holford as a portfolio manager of the fund within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of the portfolio managers below the table:
●
Jeff Holford. Vice President; joined T. Rowe Price in 2018.
In addition, effective July 1, 2026, Ziad Bakri will no longer serve as a portfolio manager of the fund. Jeff Holford will continue as portfolio manager of the fund, and will be primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of July 1, 2026, all references to Mr. Bakri will be removed from the Prospectus.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement
John Hancock Variable Insurance Trust
Health Sciences Trust (the fund)
Supplement dated December 10, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)
Effective April 1, 2026, Jeff Holford will be added as a portfolio manager of the fund. Ziad Bakri will continue as a portfolio manager of the fund, and together with Jeff Holford will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
In addition, effective July 1, 2026, Ziad Bakri will no longer serve as a portfolio manager of the fund. Jeff Holford will continue as portfolio manager of the fund, and will be primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of July 1, 2026, all references to Mr. Bakri will be removed from the SAI.
You should read this supplement in conjunction with the SAI and retain it for your future reference.